UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3828
Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)
100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)
Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code:     (212) 850-1864
Date of fiscal year end:     9/30
Date of reporting period:     6/30/2007

ITEM 1. SCHEDULE OF INVESTMENTS.
Seligman Municipal Fund Series, Inc.
Schedules of Investments (unaudited)
June 30, 2007

Seligman Municipal Fund Series, Inc. Schedules of Investments (unaudited)	National Fund

	Face
State	Amount	Municipal Bonds	Rating†	Value
Alaska — 0.5%	$325,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$330,668
California — 4.4%	2,585,000	East Bay, CA Municipal Utility District (Alameda & Contra Costa Counties, California) Waterwaste System Subordinated Rev., 5% due 6/1/2024	Aaa	2,712,777
Florida — 2.3%	1,400,000	South Florida Water Management District, Master Lease Purchase Agreement Rev., 5% due 10/1/2026	Aaa	1,442,784
Indiana — 7.3%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5.25% due 3/1/2022	Aaa	4,534,965
Maryland — 4.4%	2,500,000	Maryland State GOs, Capital Improvements 5.25% due 3/1/2027	Aaa	2,735,250
Massachusetts — 9.0%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	2,459,315
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,125,910
Tennessee — 11.6%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2	2,042,160
	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/l/2024Ø	NR	5,227,550
Texas — 20.2%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aaa	2,620,000
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	3,976,982
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa	4,851,888
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA‡	1,181,410
Washington — 4.2%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,626,125
Wisconsin — 16.3%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,512,160
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.125% due 8/15/2033	Baa1	994,950
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030Ø	Baa1	2,699,450

Total Municipal Bonds — 80.2%				50,074,344

Short-Term Holdings

Florida — 6.4%	4,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041Ø	Aa2	4,017,200
Massachusetts — 1.3%	800,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	800,000
New York — 1.6%	1,000,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,000,000
Washington — 9.0%	5,520,000	Seattle, WA Water System Rev., 5.625% due 8/1/2026Ø	Aaa	5,638,680

Total Short-Term Holdings — 18.3%				11,455,880

Total Investments — 98.5%				61,530,224
Other Assets Less Liabilities — 1.5%				934,695

Net Assets — 100.0%				$62,464,919

Colorado Fund

Face
Amount	Municipal Bonds	Rating†	Value
$515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	$539,648
485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	508,212
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024Ø	Aaa	1,709,602
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% 12/1/2025	A3	741,513
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% 12/1/2025Ø	A3	1,186,384
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,264,242
2,000,000	Colorado Springs, CO Utilities Rev., 5.375% due 11/15/2026	Aa2	2,009,220
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021Ø	Aaa	1,622,540
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	46,484
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	105,253
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025Ø	Aaa	2,116,400
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5.50% due 11/15/2025	Aaa	2,030,660
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1	1,039,740
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023Ø	Aaa	1,112,851
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,297,115
480,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/l/2008††	Aaa	490,853
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aaa	1,065,500
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024Ø	Aaa	1,846,040
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3	1,097,170
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028Ø	Aaa	1,851,902
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa	1,023,250
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	2,046,620

Total Municipal Bonds —91.5%			28,751,199

Short-Term Holdings

1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022 Ø	Aaa	1,015,420
300,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	300,000
800,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	800,000

Total Short-Term Holdings — 6.8%			2,115,420

Total Investments — 98.3%			30,866,619
Other Assets Less Liabilities — 1.7%			540,154

Net Assets — 100.0%			$31,406,773

Georgia Fund

Face
Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	Aaa	$2,074,980
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038 Ø	Aaa	573,406
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa	1,157,620
1,250,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,276,113
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A2	1,324,437
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/l/2010*	A2	1,096,460
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa	1,311,237
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,619,021
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,631,985
1,250,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,282,013
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,101,780
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022 Ø	Aaa	1,817,270
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,582,170
1,250,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa	1,306,075
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 5.25% due 7/1/2026	Aaa	1,100,530
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3	567,070
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/l/2015††	Aaa	1,710,000
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa3	1,257,488
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,039,430

Total Municipal Bonds —90.3%			24,829,085

Short-Term Holdings

600,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	600,000
755,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	755,000
900,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hopital) VRDN, due 01/01/2020	VMIG 1	900,000

Total Short-Term Holdings — 8.2%			2,255,000

Total Investments — 98.5%			27,084,085
Other Assets Less Liabilities — 1.5%			415,979

Net Assets — 100.0%			$27,500,064

Louisiana Fund

Face
Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A‡	$2,526,850
630,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	630,258
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	1,016,310
1,000,000	Jefferson Parish, LA Special Sales Tax Rev., 5.25% due 12/1/2020	Aaa	1,078,220
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021Ø	Aaa	1,044,230
1,000,000	Louisiana Public Facilities Authority Refunding Rev. (Tulane University of Louisiana Project), 5% due 2/15/2026	Aaa	1,036,290
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025Ø	Aaa	444,418
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,085,051
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,347,403
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021Ø	Aaa	2,619,075
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,257,350
2,500,000	Shreveport, LA Airport System Rev., 5.375% due 1/l/2024*	Aaa	2,547,725
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019 Ø	Aaa	2,545,725
1,095,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/l/2010††	Aaa	1,165,616

Total Municipal Bonds —78.8%			22,344,521

Short-Term Holdings

1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021Ø	Aaa	1,024,800
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.625% due 10/1/2016Ø	Aaa	2,560,875
1,500,000	Louisiana State GOs, 5% due 4/15/2018 Ø	Aaa	1,529,145
100,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	100,000
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	200,000
1,225,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,225,000

Total Short-Term Holdings — 23.4%			6,639,820

Total Investments — 102.2%			28,984,341
Other Assets Less Liabilities — (2.2)%			(624,094)

Net Assets — 100.0%			$28,360,247

Maryland Fund

Face
Amount	Municipal Bonds	Rating†	Value
$1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	$1,270,299
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa	1,596,210
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2	1,536,495
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	AA‡	2,547,425
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,095,448
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026Ø	Aaa	2,140,480
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	Aaa	2,067,220
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020Ø	Aaa	1,049,680
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,467,578
1,000,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa	1,054,790
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa	1,528,725
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,390,445
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,026,040
1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017 Ø	Aaa	1,579,935
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	464,112
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019 Ø	Aa1	2,113,000
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031Ø	A3	1,895,966
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036 Ø	AAA‡	1,062,280
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,051,420
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa	1,584,255

Total Municipal Bonds —93.6%			32,521,803

Short-Term Holdings

1,340,000	Anne Arundel County, MD GOs, 5.125% due 2/1/2027Ø	AAA‡	1,364,093
100,000	Massachusetts State General Obligation, VRDN, due 3/1/2026	VMIG 1	100,000

Total Short-Term Holdings — 4.2%			1,464,093

Total Investments — 97.8%			33,985,896
Other Assets Less Liabilities — 2.2%			747,084

Net Assets — 100.0%			$34,732,980

Massachusetts Fund

Face
Amount	Municipal Bonds	Rating†	Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	$2,454,049
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	4,315,440
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,073,140
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/l/2026Ø	Aa2	5,199,300
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033	A3	530,705
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa	4,271,680
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/l/2024	Aaa	5,054,800
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A2	5,183,800
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa	2,162,384
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5.875% due 7/1/2017*	Aaa	2,022,480
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023Ø	Aaa	3,630,760
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5.75% due 7/1/2039*	Aaa	3,961,984
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020Ø	AAA‡	2,643,825
2,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	2,083,940
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,037,310
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039Ø	Aaa	4,774,410
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	4,430,841
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/l5/2033 Ø	Aaa	2,602,150

Total Municipal Bonds —96.7%			59,432,998

Short-Term Holdings

100,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	100,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	400,000
200,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2023	VMIG 1	200,000

Total Short-Term Holdings — 1.1%			700,000

Total Investments — 97.8%			60,132,998
Other Assets Less Liabilities — 2.2%			1,343,811

Net Assets — 100.0%			$61,476,809

Michigan Fund

Face
Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030Ø	Aaa	$1,338,944
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa	2,055,740
3,000,000	Detroit, MI Sewage Disposal System Rev. (Senior Lien), 5.25 due 7/1/2023	Aaa	3,214,620
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,327,384
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	Aaa	1,532,304
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021Ø	Aa2	3,124,380
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	111,191
1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028Ø	Aaa	1,930,919
1,285,000	Kalamazoo, MI Public School (School Building and Site Bonds), 5% due 5/1/2024	Aaa	1,338,970
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa	2,084,320
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,188,640
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group) 5% due 11/15/2026	Aaa	3,086,400
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Revolving Fund Revenue Bonds), 5% due 10/1/2022	Aaa	4,033,299
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	Aaa	1,618,725
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa	1,242,575
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027Ø	Aaa	1,041,510
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1	768,007
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1	1,020,210
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026Ø	AAA‡	6,350,580
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,314,260
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa	4,072,480
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2	4,069,000
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,096,250
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,085,720
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	2,189,500
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa	558,765
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,631,300
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022 Ø	Aa3	5,207,300
5,000,000	Western Michigan State University Rev., 5.125% due 11/15/2022	Aaa	5,019,550

Total Municipal Bonds —89.1%			75,652,843

Short-Term Holdings

2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028Ø	Aaa	2,561,725
675,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	675,000
3,160,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	3,160,000
1,300,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	1,300,000
590,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital) VRDN, due 01/01/2020	VMIG 1	590,000

Total Short-Term Holdings — 9.8%			8,286,725

Total Investments — 98.9%			83,939,568

Other Assets Less Liabilities — 1.1%			971,739

Net Assets — 100.0%			$84,911,307

Minnesota Fund

Face
Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5.125% due 2/1/2017	Aa2	$2,366,920
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,082,060
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,162,800
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032Ø	Aaa	5,261,700
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,537,917
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022 Ø	Aaa	1,199,381
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	3,631,565
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5% due 10/1/2022	A2	3,149,166
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5.25% due 4/1/2029	A2	2,504,175
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	1,034,800
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa	3,659,046
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,211,640
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,457,803
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024Ø	Aaa	3,124,590
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030Ø	Aaa	1,041,530
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa	3,448,966
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa	3,955,725
4,000,000	Southern Minnesota Municipal Power Agency — Power Supply System Rev., 5% due 1/1/2012	Aaa	4,166,760
5,890,000	Western Minnesota Municipal Power Agency — Power Supply Rev., 6.375% due 1/l/2016††	Aaa	6,407,143

Total Municipal Bonds —81.9%			59,403,687

Short-Term Holdings

1,100,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1	1,100,000
1,280,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	1,280,000
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5.25% due 12/l/2024Ø	Aa2	4,753,964
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022Ø	Aaa	76,905
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022 Ø	A2	2,007,940
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023Ø	A2	1,796,247
900,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	900,000

Total Short-Term Holdings — 16.5%			11,915,056

Total Investments — 98.4%			71,318,743
Other Assets Less Liabilities — 1.6%			1,192,681

Net Assets — 100.0%			$72,511,424

Missouri Fund

Face
Amount	Municipal Bonds	Rating†	Value
$500,000	Columbia, MO Special Obligation Electric Utility Improvement Bonds (Annual Appropriation Obligation), 5% due 10/1/2028	Aaa	$518,720
710,000	Columbia, MO Special Obligation Electric Utility Improvement Bonds (Annual Appropriation Obligation), 5% due 10/1/2029	Aaa	735,496
1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	1,006,230
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aaa	1,055,630
1,000,000	Kansas City, MO GOs, 5% due 2/1/2020	Aaa	1,055,300
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,293,813
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,126,560
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018Ø	Aaa	1,055,840
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,798,615
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,034,490
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,400
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa	2,620,450
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028 Ø	Aaa	1,316,862
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa	970,000
65,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	65,895
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,191,540
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aaa	1,054,720
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020 Ø	AA+‡	1,566,090
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,020,120
1,000,000	St. Louis, MO Airport Rev. (Lambert — St. Louis International Airport), 5% due 7/1/2023	Aaa	1,040,740
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A2	1,461,012
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2	1,038,610

Total Municipal Bonds —95.8%			26,212,133

Short-Term Holding

745,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	745,000

Total Short-Term Holding — 2.7%			745,000

Total Investments —98.5%			26,957,133
Other Assets Less Liabilities — 1.5%			422,225

Net Assets — 100.0%			$27,379,358

New York Fund

Face
Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031	Aaa	$2,622,175
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	Aaa	1,065,680
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1	3,042,483
2,250,000	Monroe County, NY Water Authority Water System Rev., 5.25% due 8/1/2036	Aa3	2,337,300
2,900,000	New York City, NY GOs, 6% due 5/15/2030Ø	AAA‡	3,093,343
25,000	New York City, NY GOs, 6% due 5/15/2030	A1	26,414
5,000	New York City, NY GOs, 7.25% due 8/15/2024	A1	5,013
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	1,058,850
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5.50% due 6/15/2033 Ø	AAA‡	4,217,560
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,039,360
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Subordinate Bonds), 5% due 11/1/2026	Aa2	1,079,060
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/l/2031	Aaa	1,035,890
2,000,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5% due 8/15/2026	Aaa	2,078,920
10,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022	A1	10,212
2,000,000	New York State Dormitory Authority Rev. (New York University), 5% due 7/1/2024	Aaa	2,097,920
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,036,260
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa	1,539,540
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,273,587
1,000,000	New York State Dormitory Authority Rev.(St. John’s University), 5.25% due 7/1/2032	Aaa	1,072,380
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa	4,031,320
2,915,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2	2,957,880
520,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1	525,767
345,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	354,867
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,695,420
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	518,835
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033Ø	AAA‡	1,053,160
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032Ø	AAA‡	2,112,420
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2	4,374,400
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	A1	2,609,775
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2	1,020,600
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029Ø	A3	2,343,600
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032Ø	AAA‡	2,212,835
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	387,048
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030Ø	AAA‡	2,022,624

Total Municipal Bonds —89.5%			59,952,498

Short-Term Holdings

400,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	400,000
3,115,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	3,115,000
370,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	370,000
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5.50% due 7/1/2018Ø	Aaa	4,040,360

Total Short-Term Holdings — 11.8%			7,925,360

Total Investments — 101.3%			67,877,858
Other Assets Less Liabilities — (1.3)%			(877,272)

Net Assets — 100.0%			$67,000,586

Ohio Fund

Face
Amount	Municipal Bonds	Rating†	Value
$3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035Ø	Aa1	$3,788,640
4,000,000	Cleveland, OH Airport System Rev., 5.125% due 1/1/2027*	Aaa	4,040,560
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	85,775
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa	1,518,101
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,597,050
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,275,800
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aaa	1,032,660
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029Ø	Aa2	1,300,650
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031Ø	Aaa	4,204,600
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	Aaa	1,041,140
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,657,285
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aaa	1,041,140
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aaa	2,696,122
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/l/2024	Aaa	2,002,320
4,000,000	Ohio Higher Education Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3	4,190,640
1,105,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/l/2029*	Aaa	1,116,282
1,060,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/l/2028*	Aaa	1,076,578
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,217,668
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,347,677
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A2	1,032,760
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	3,100,950
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/l/2031	Aa2	1,036,550
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/l/2029Ø	Aa2	3,161,310
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,866,658
640,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/l/2010††	Aaa	686,278
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,550,700
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aaa	1,549,350
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aaa	3,387,690
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	4,430,840
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,631,300
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030Ø	Aaa	2,397,245

Total Municipal Bonds — 77.1%			74,062,319

Short-Term Holdings

2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017 Ø	Aaa	2,059,220
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022 Ø	Aaa	4,066,360
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5.375% due 12/1/2024Ø	Aaa	5,131,650
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/l/2023Ø	Aaa	7,665,525
1,690,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital) VRDN, due 01/01/2020	VMIG 1	1,690,000

Total Short-Term Holdings — 21.5%			20,612,755

Total Investments — 98.6%			94,675,074
Other Assets Less Liabilities — 1.4%			1,374,263

Net Assets — 100.0%			$96,049,337

Oregon Fund

Face
Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-‡	$2,012,040
1,500,000	City of Portland, OR Second Lien Water System Rev., 5% due 10/1/2013	Aaa	1,582,620
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1	1,540,110
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1	1,033,100
1,580,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A‡	1,662,350
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025Ø	Aaa	1,038,140
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine), GOs, 5.50% due 6/15/2016Ø	Aaa	1,584,450
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa	2,188,260
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,271,338
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2	1,045,290
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,001,820
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,041,180
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa	1,063,990
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026Ø	AAA‡	2,107,820
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1	766,222
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,024,520
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa	393,818
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1	2,024,880
635,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2	629,412
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,033,740
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa	2,598,375
1,500,000	Oregon State Facilities Authority Rev. (Willamette University Project), 5% due 10/1/2027	A‡	1,547,280
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* Ø	Aaa	1,059,468
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,042,860
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,593,420
825,000	Puerto Rico Ports Authority Rev., 7% due 7/l/2014*	Aaa	828,523
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018Ø	A+‡	2,045,780
500,000	Tri-County Metropolitan Transportation District, OR Payroll Tax & Grant Receipt Rev., 5% due 5/1/2012	Aaa	522,445
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2	1,051,100
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	511,655
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2	1,029,180
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2	1,375,127
2,355,000	Washington County, OR GOs, 5% due 6/1/2026Ø	Aa2	2,443,972

Total Municipal Bonds — 96.1%			46,694,285

Short-Term Holdings

600,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	600,000
300,000	Massachusetts State General Obligation, VRDN, due 3/1/2026	VMIG 1	300,000

Total Short-Term Holdings — 1.9%			900,000

Total Investments — 98.0%			47,594,285
Other Assets Less Liabilities — 2.0%			983,142

Net Assets — 100.0%			$48,577,427

South Carolina Fund

Face
Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,108,680
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	Aaa	257,439
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023Ø	Aaa	1,426,055
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,151,050
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	Baa1	2,523,450
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	1,077,110
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,101,400
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	3,904,873
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa	2,046,940
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032	A2	2,076,700
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa	1,603,395
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Aaa	1,469,587
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	1,642,125
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa	2,536,456
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	1,107,710
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,551,225
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,096,560
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,070,740
4,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	4,148,800
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa	3,215,196
650,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	654,348
5,000,000	South Carolina State Ports Authority Rev., 5.30 % due 7/1/2026*	Aaa	5,087,700
3,825,000	South Carolina Transportation Infrastructure Bank Rev., 5% due 10/1/2026	Aaa	3,939,635
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024Ø	Aaa	5,207,700

Total Municipal Bonds — 96.5%			67,004,874

Short-Term Holdings

1,500,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1	1,500,000
525,000	Massachusetts State General Obligation Series A, VRDN, due 3/1/2026	VMIG 1	525,000
500,000	Montgomery County, MD General Obligations, VRDN, due 6/1/2026	VMIG 1	500,000

Total Short-Term Holdings — 3.7%			2,525,000

Total Investments — 100.2%			69,529,874
Other Assets Less Liabilities — (0.2)%			(120,387)

Net Assets — 100.0%			$69,409,487

Seligman Municipal Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
June 30, 2007

†	Credit ratings are primarily those issued by Moody’s Investor Services, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Rating Services (“S&P”) were used (indicated by the symbol ‡). Prerefunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.
NR — Non-Rated VRDN — Variable Rate Demand Notes.
1.	Organization — Seligman Municipal Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end non-diversified management investment company. The Series consists of 13 separate Funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund.”
2.	Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings include securities with stated or effective maturity dates of less than one year.
        Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2007, the interest rates earned on these notes ranged from 3.78% to 3.90%.
3.	Federal Tax Information — At June 30, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Basis Cost	Appreciation	Depreciation	Appreciation
National	$59,617,269	$2,320,547	$407,592	$1,912,955
Colorado	29,541,764	1,399,280	74,425	1,324,855
Georgia	26,044,959	1,117,697	78,571	1,039,126
Louisiana	28,041,798	1,004,851	62,308	942,543
Maryland	32,967,067	1,212,270	193,441	1,018,829
Massachusetts	56,150,134	4,128,079	145,215	3,982,864
Michigan	81,787,764	2,500,386	348,582	2,151,804
Minnesota	69,273,670	2,237,468	192,395	2,045,073
Missouri	25,898,077	1,252,485	193,429	1,059,056

New York	64,841,967	3,137,555	101,664	3,035,891
Ohio	91,403,637	3,883,660	612,223	3,271,437
Oregon	45,915,179	1,760,345	81,239	1,679,106
South Carolina	66,791,366	2,796,812	58,304	2,738,508

ITEM 2. CONTROLS AND PROCEDURES.
a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 24, 2007
SELIGMAN MUNICIPAL FUND SERIES, INC.
EXHIBIT INDEX
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.